Distribution Date:	05/16/25	Benchmark 2019-B10 Mortgage Trust
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-B10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	9-13		Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	18
			Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Historical Detail	19		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	26		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	27		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Holder	ES Ventures Holding, Inc.
Supplemental Notes	29		CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162VAA6	2.793000%	18,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162VAB4	3.614000%	130,611,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162VAC2	3.615000%	36,997,000.00	29,207,049.11	646,165.99	87,986.24	0.00	0.00	734,152.23	28,560,883.12	35.13%	30.00%
A-3	08162VAD0	3.455000%	260,000,000.00	257,401,425.15	5,463.42	741,101.60	0.00	0.00	746,565.02	257,395,961.73	35.13%	30.00%
A-4	08162VAE8	3.717000%	319,747,000.00	319,747,000.00	0.00	990,416.33	0.00	0.00	990,416.33	319,747,000.00	35.13%	30.00%
A-M	08162VAG3	3.979000%	107,978,000.00	107,978,000.00	0.00	358,037.05	0.00	0.00	358,037.05	107,978,000.00	23.57%	20.13%
B	08162VAH1	4.180000%	45,105,000.00	45,105,000.00	0.00	157,115.75	0.00	0.00	157,115.75	45,105,000.00	18.74%	16.00%
C	08162VAJ7	3.750000%	45,105,000.00	45,105,000.00	0.00	140,953.13	0.00	0.00	140,953.13	45,105,000.00	13.91%	11.88%
D	08162VAV0	3.000000%	28,703,000.00	28,703,000.00	0.00	71,757.50	0.00	0.00	71,757.50	28,703,000.00	10.83%	9.25%
E	08162VAX6	3.000000%	23,236,000.00	23,236,000.00	0.00	58,090.00	0.00	0.00	58,090.00	23,236,000.00	8.34%	7.13%
F	08162VAZ1	3.628030%	24,602,000.00	24,602,000.00	0.00	74,380.65	0.00	0.00	74,380.65	24,602,000.00	5.71%	4.88%
G	08162VBB3	3.628030%	10,935,000.00	10,935,000.00	0.00	33,060.42	0.00	0.00	33,060.42	10,935,000.00	4.54%	3.88%
H*	08162VBD9	3.628030%	42,371,344.00	42,371,344.00	0.00	31,352.36	0.00	0.00	31,352.36	42,371,344.00	0.00%	0.00%
VRR Interest	BCC2JC348	4.878030%	57,550,018.15	49,178,464.15	34,296.28	194,819.49	0.00	0.00	229,115.77	49,144,167.87	0.00%	0.00%
R	08162VBH0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162VBG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,151,000,362.15	983,569,282.41	685,925.69	2,939,070.52	0.00	0.00	3,624,996.21	982,883,356.72

X-A	08162VAF5	1.220005%	873,393,000.00	714,333,474.25	0.00	726,241.96	0.00	0.00	726,241.96	713,681,844.85
X-B	08162VAK4	0.913030%	90,210,000.00	90,210,000.00	0.00	68,637.00	0.00	0.00	68,637.00	90,210,000.00
X-D	08162VAM0	1.878030%	51,939,000.00	51,939,000.00	0.00	81,285.82	0.00	0.00	81,285.82	51,939,000.00
X-F	08162VAP3	1.250000%	24,602,000.00	24,602,000.00	0.00	25,627.08	0.00	0.00	25,627.08	24,602,000.00
X-G	08162VAR9	1.250000%	10,935,000.00	10,935,000.00	0.00	11,390.63	0.00	0.00	11,390.63	10,935,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	08162VAT5	1.250000%	42,371,344.00	42,371,344.00	0.00	44,136.82	0.00	0.00	44,136.82	42,371,344.00
Notional SubTotal			1,093,450,344.00	934,390,818.25	0.00	957,319.31	0.00	0.00	957,319.31	933,739,188.85

Deal Distribution Total					685,925.69	3,896,389.83	0.00	0.00	4,582,315.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162VAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162VAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162VAC2	789.44371463	17.46536179	2.37819931	0.00000000	0.00000000	0.00000000	0.00000000	19.84356110	771.97835284
A-3	08162VAD0	990.00548135	0.02101315	2.85039077	0.00000000	0.00000000	0.00000000	0.00000000	2.87140392	989.98446819
A-4	08162VAE8	1,000.00000000	0.00000000	3.09749999	0.00000000	0.00000000	0.00000000	0.00000000	3.09749999	1,000.00000000
A-M	08162VAG3	1,000.00000000	0.00000000	3.31583332	0.00000000	0.00000000	0.00000000	0.00000000	3.31583332	1,000.00000000
B	08162VAH1	1,000.00000000	0.00000000	3.48333333	0.00000000	0.00000000	0.00000000	0.00000000	3.48333333	1,000.00000000
C	08162VAJ7	1,000.00000000	0.00000000	3.12500011	0.00000000	0.00000000	0.00000000	0.00000000	3.12500011	1,000.00000000
D	08162VAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162VAX6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162VAZ1	1,000.00000000	0.00000000	3.02335786	0.00000000	0.00000000	0.00000000	0.00000000	3.02335786	1,000.00000000
G	08162VBB3	1,000.00000000	0.00000000	3.02335802	0.00000000	0.00000000	0.00000000	0.00000000	3.02335802	1,000.00000000
H	08162VBD9	1,000.00000000	0.00000000	0.73994254	2.28341541	37.60561147	0.00000000	0.00000000	0.73994254	1,000.00000000
VRR Interest	BCC2JC348	854.53429436	0.59593865	3.38522031	0.08848268	1.45722248	0.00000000	0.00000000	3.98115895	853.93835571
R	08162VBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162VBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162VAF5	817.88321437	0.00000000	0.83151795	0.00000000	0.00000000	0.00000000	0.00000000	0.83151795	817.13712481
X-B	08162VAK4	1,000.00000000	0.00000000	0.76085800	0.00000000	0.00000000	0.00000000	0.00000000	0.76085800	1,000.00000000
X-D	08162VAM0	1,000.00000000	0.00000000	1.56502474	0.00000000	0.00000000	0.00000000	0.00000000	1.56502474	1,000.00000000
X-F	08162VAP3	1,000.00000000	0.00000000	1.04166653	0.00000000	0.00000000	0.00000000	0.00000000	1.04166653	1,000.00000000
X-G	08162VAR9	1,000.00000000	0.00000000	1.04166712	0.00000000	0.00000000	0.00000000	0.00000000	1.04166712	1,000.00000000
X-H	08162VAT5	1,000.00000000	0.00000000	1.04166675	0.00000000	0.00000000	0.00000000	0.00000000	1.04166675	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	87,986.24	0.00	87,986.24	0.00	0.00	0.00	87,986.24	0.00
A-3	04/01/25 - 04/30/25	30	0.00	741,101.60	0.00	741,101.60	0.00	0.00	0.00	741,101.60	0.00
A-4	04/01/25 - 04/30/25	30	0.00	990,416.33	0.00	990,416.33	0.00	0.00	0.00	990,416.33	0.00
A-M	04/01/25 - 04/30/25	30	0.00	358,037.05	0.00	358,037.05	0.00	0.00	0.00	358,037.05	0.00
X-A	04/01/25 - 04/30/25	30	0.00	726,241.96	0.00	726,241.96	0.00	0.00	0.00	726,241.96	0.00
X-B	04/01/25 - 04/30/25	30	0.00	68,637.00	0.00	68,637.00	0.00	0.00	0.00	68,637.00	0.00
X-D	04/01/25 - 04/30/25	30	0.00	81,285.82	0.00	81,285.82	0.00	0.00	0.00	81,285.82	0.00
X-F	04/01/25 - 04/30/25	30	0.00	25,627.08	0.00	25,627.08	0.00	0.00	0.00	25,627.08	0.00
X-G	04/01/25 - 04/30/25	30	0.00	11,390.63	0.00	11,390.63	0.00	0.00	0.00	11,390.63	0.00
X-H	04/01/25 - 04/30/25	30	0.00	44,136.82	0.00	44,136.82	0.00	0.00	0.00	44,136.82	0.00
B	04/01/25 - 04/30/25	30	0.00	157,115.75	0.00	157,115.75	0.00	0.00	0.00	157,115.75	0.00
C	04/01/25 - 04/30/25	30	0.00	140,953.13	0.00	140,953.13	0.00	0.00	0.00	140,953.13	0.00
D	04/01/25 - 04/30/25	30	0.00	71,757.50	0.00	71,757.50	0.00	0.00	0.00	71,757.50	0.00
E	04/01/25 - 04/30/25	30	0.00	58,090.00	0.00	58,090.00	0.00	0.00	0.00	58,090.00	0.00
F	04/01/25 - 04/30/25	30	0.00	74,380.65	0.00	74,380.65	0.00	0.00	0.00	74,380.65	0.00
G	04/01/25 - 04/30/25	30	0.00	33,060.42	0.00	33,060.42	0.00	0.00	0.00	33,060.42	0.00
H	04/01/25 - 04/30/25	30	1,496,648.92	128,103.74	0.00	128,103.74	96,751.38	0.00	0.00	31,352.36	1,593,400.30
VRR Interest	04/01/25 - 04/30/25	30	78,771.00	199,911.67	0.00	199,911.67	5,092.18	0.00	0.00	194,819.49	83,863.18
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,575,419.92	3,998,233.39	0.00	3,998,233.39	101,843.56	0.00	0.00	3,896,389.83	1,677,263.48

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Pooled Aggregate Available Funds (1)	4,582,315.52
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,017,119.92	Master Servicing Fee	9,804.92
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	5,573.56
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	409.82
Deferred Interest	0.00	Operating Advisor Fee	1,270.44
ARD Interest	0.00	EU Reporting Administrator Fee	1,827.80
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,017,119.92	Total Fees	18,886.55

Principal		Expenses/Reimbursements
Scheduled Principal	685,925.69	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	68,959.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,434.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,449.49
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	685,925.69	Total Expenses/Reimbursements	101,843.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,896,389.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	685,925.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,582,315.52
Total Funds Collected	4,703,045.61	Total Funds Distributed	4,703,045.63

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	983,569,283.21	983,569,283.21	Beginning Certificate Balance	983,569,282.41
(-) Scheduled Principal Collections	685,925.69	685,925.69	(-) Principal Distributions	685,925.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	982,883,357.52	982,883,357.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	984,633,680.52	984,633,680.52	Ending Certificate Balance	982,883,356.72
Ending Actual Collateral Balance	984,010,148.57	984,010,148.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP
	7,499,999 or less	3	16,358,580.97	1.66%	46	4.8452	2.252420	1.44 or less	16	297,078,567.84	30.23%	45	5.0621	1.095058
7,500,000 to 14,999,999		14	162,064,140.74	16.49%	45	5.0035	1.625292	1.45 to 1.49	3	41,550,705.07	4.23%	45	5.1812	1.474813
15,000,000 to 24,999,999		10	200,885,618.61	20.44%	45	5.0637	1.390109	1.50 to 1.74	7	173,642,950.53	17.67%	45	4.8909	1.610863
25,000,000 to 49,999,999		9	293,641,485.98	29.88%	45	4.9351	1.624360	1.75 to 2.49	10	321,531,810.00	32.71%	46	4.7448	1.979510
	50,000,000 or greater	4	248,567,167.83	25.29%	44	4.6444	1.959125	2.50 to 3.49	3	82,362,960.69	8.38%	44	4.7761	2.687527
	Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317	3.50 and greater	1	5,350,000.00	0.54%	45	4.4100	3.610000
								Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	61,366,363.39	6.24%	46	4.9886	NAP
							Defeased	4	61,366,363.39	6.24%	46	4.9886	NAP
Alabama	21	29,981,761.54	3.05%	45	5.2090	1.869126
							Industrial	1	5,995,534.26	0.61%	45	4.8800	1.360000
Arizona	3	51,614,352.58	5.25%	45	5.7305	1.528874
							Lodging	5	92,336,076.69	9.39%	45	5.4164	1.512342
California	7	180,573,456.75	18.37%	45	4.7608	1.754051
							Mixed Use	6	95,800,000.00	9.75%	46	5.0208	1.753946
Colorado	1	29,859,817.02	3.04%	46	4.8900	1.710000
							Multi-Family	12	183,131,803.85	18.63%	46	4.9697	1.570923
Florida	2	10,566,165.44	1.08%	45	5.0884	1.706553
							Office	17	337,568,320.01	34.34%	45	4.6132	1.845320
Illinois	4	39,907,090.12	4.06%	46	4.8884	1.845313
							Other	1	11,000,000.00	1.12%	46	4.8500	1.930000
Indiana	1	11,886,687.81	1.21%	44	4.9600	1.240000
							Retail	43	165,492,266.17	16.84%	44	5.0025	1.366598
Iowa	2	1,603,547.76	0.16%	44	5.1575	1.190000
							Self Storage	6	30,192,993.16	3.07%	45	5.0330	2.306163
Massachusetts	1	5,222,965.57	0.53%	46	4.8200	1.370000
							Totals	95	982,883,357.52	100.00%	45	4.9010	1.689317
Michigan	4	4,869,766.81	0.50%	44	5.1541	1.594146

Minnesota	7	5,942,151.00	0.60%	44	5.1575	1.190000

Missouri	1	58,567,167.83	5.96%	42	4.9968	1.030000

New Hampshire	1	4,958,511.62	0.50%	46	4.8200	1.370000

New York	10	221,134,571.34	22.50%	45	4.5835	2.072150

Ohio	3	60,063,432.65	6.11%	44	5.0383	1.349501

Oklahoma	10	47,660,778.45	4.85%	46	5.2203	1.076531

Pennsylvania	4	35,675,504.94	3.63%	46	5.0948	1.480324

Tennessee	1	5,995,534.26	0.61%	45	4.8800	1.360000

Texas	7	93,733,730.65	9.54%	46	4.8571	1.850977

Washington	1	21,700,000.00	2.21%	45	5.0000	0.840000

Totals	95	982,883,357.52	100.00%	45	4.9010	1.689317

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP
	3.9999% or less	2	115,000,000.00	11.70%	46	3.8917	2.000435	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	2	16,625,858.82	1.69%	46	4.4032	3.331933	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	363,509,001.23	36.98%	45	4.8696	1.752041	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	21	426,382,134.08	43.38%	45	5.2067	1.456734	49 months or greater	40	921,516,994.13	93.76%	45	4.8951	1.674906
	Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317	Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP
	60 months or less	40	921,516,994.13	93.76%	45	4.8951	1.674906	Interest Only	18	490,950,683.49	49.95%	45	4.7863	1.897273
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	21	419,290,451.82	42.66%	45	5.0359	1.373522
	Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	1	11,275,858.82	1.15%	46	4.4000	3.200000
								Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	61,366,363.39	6.24%	46	4.9886	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	869,305,987.77	88.44%	45	4.8849	1.722793
	13 months to 24 months	2	44,110,322.87	4.49%	45	5.0583	0.834925
	25 months or greater	1	8,100,683.49	0.82%	46	5.1000	1.110000
	Totals	43	982,883,357.52	100.00%	45	4.9010	1.689317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10201216	1	OF	New York	NY	Actual/360	3.914%	244,625.00	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	05/11/25
2	10201217	1	OF	New York	NY	Actual/360	4.750%	237,500.00	0.00	0.00	N/A	12/06/28	--	60,000,000.00	60,000,000.00	05/06/25
3	10201218	1	RT	Saint Louis	MO	Actual/360	4.997%	244,232.82	86,590.23	0.00	N/A	11/01/28	--	58,653,758.06	58,567,167.83	05/01/25
5	10201227	1	OF	Beverly Hills	CA	Actual/360	5.150%	236,041.67	0.00	0.00	N/A	02/06/29	--	55,000,000.00	55,000,000.00	05/06/25
6	10201228	1	OF	Austin	TX	Actual/360	4.830%	173,075.00	0.00	0.00	N/A	03/06/29	--	43,000,000.00	43,000,000.00	05/06/25
7	10201229	1	OF	San Francisco	CA	Actual/360	3.850%	128,333.33	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	05/06/25
9	10201232	1	MU	New York	NY	Actual/360	5.150%	171,666.67	0.00	0.00	N/A	02/06/29	--	40,000,000.00	40,000,000.00	05/06/25
11	10201234	1	MF	Chicago	IL	Actual/360	4.870%	151,816.69	49,167.13	0.00	N/A	03/01/29	--	37,408,629.43	37,359,462.30	05/01/25
12	10201235	1	LO	Scottsdale	AZ	Actual/360	5.915%	174,987.50	0.00	0.00	N/A	02/06/29	--	35,500,000.00	35,500,000.00	05/06/25
13	10201236	1	OF	Denver	CO	Actual/360	4.890%	121,899.21	54,100.32	0.00	N/A	03/01/29	--	29,913,917.34	29,859,817.02	05/01/25
14	10201237	1	MF	Katy	TX	Actual/360	4.801%	124,425.92	0.00	0.00	N/A	03/01/29	--	31,100,000.00	31,100,000.00	05/01/25
15	10201238	1	RT	Various	Various	Actual/360	5.157%	120,227.17	36,411.03	0.00	01/06/29	01/06/33	--	27,973,545.05	27,937,134.02	05/06/25
16	10201239	1	OF	Tulsa	OK	Actual/360	5.250%	105,552.57	52,791.84	0.00	N/A	03/06/29	--	24,126,301.39	24,073,509.55	05/06/25
17	10201241	1	MF	Houston	TX	Actual/360	4.840%	105,720.02	39,228.59	0.00	N/A	03/06/29	--	26,211,576.29	26,172,347.70	05/06/25
18	10201242	1	MF	Toledo	OH	Actual/360	5.100%	109,437.01	37,159.43	0.00	N/A	02/06/29	--	25,749,884.37	25,712,724.94	01/06/24
19	10201243	1	OF	Cincinnati	OH	Actual/360	5.059%	98,607.96	39,202.51	0.00	N/A	12/06/28	--	23,389,910.22	23,350,707.71	05/06/25
20	10201244	1	MF	Oklahoma City	OK	Actual/360	5.190%	102,142.51	29,495.88	0.00	N/A	02/06/29	--	23,616,764.79	23,587,268.91	05/06/25
21	10201245	1	MF	Seattle	WA	Actual/360	5.000%	90,416.67	0.00	0.00	N/A	02/06/29	--	21,700,000.00	21,700,000.00	05/06/25
22	10201246	1	MU	San Mateo	CA	Actual/360	4.950%	86,625.00	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	05/06/25
23	10201247	1	RT	San Diego	CA	Actual/360	5.230%	87,166.67	0.00	0.00	N/A	12/01/28	--	20,000,000.00	20,000,000.00	05/01/25
24	10201248	1	OF	San Francisco	CA	Actual/360	5.000%	76,761.80	25,234.31	0.00	N/A	03/01/29	--	18,422,832.24	18,397,597.93	04/01/23
25	10201249	1	MF	Various	Various	Actual/360	5.150%	75,104.17	0.00	0.00	N/A	02/01/29	--	17,500,000.00	17,500,000.00	05/01/25
26	10201250	1	RT	Roanoke	TX	Actual/360	4.870%	66,143.06	21,549.35	0.00	N/A	02/01/29	--	16,298,083.86	16,276,534.51	05/01/25
27	10201251	1	LO	Various	TX	Actual/360	5.400%	67,737.94	25,195.41	0.00	N/A	03/06/29	--	15,052,876.08	15,027,680.67	05/06/25
28	10201252	1	LO	Audubon	PA	Actual/360	5.100%	58,820.42	24,250.90	0.00	N/A	03/01/29	--	13,840,099.26	13,815,848.36	05/01/25
29	10201253	1	LO	Phoenixville	PA	Actual/360	5.100%	58,820.42	24,250.90	0.00	N/A	03/01/29	--	13,840,099.26	13,815,848.36	05/01/25
30	10201254	1	LO	Tucson	AZ	Actual/360	5.380%	64,220.17	19,822.28	0.00	N/A	01/06/29	--	14,324,202.25	14,304,379.97	05/06/25
31	10201255	1	MU	Brooklyn	NY	Actual/360	4.790%	59,875.00	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	10201256	1	LO	Anaheim	CA	Actual/360	4.850%	60,220.83	0.00	0.00	N/A	02/06/29	--	14,900,000.00	14,900,000.00	05/06/25
33	10201257	1	SS	Various	Various	Actual/360	5.060%	58,088.40	20,013.06	0.00	N/A	02/06/29	--	13,775,904.35	13,755,891.29	05/06/25
34	10201258	1	OF	Indianapolis	IN	Actual/360	4.960%	49,220.86	21,584.44	0.00	N/A	01/06/29	--	11,908,272.25	11,886,687.81	05/06/25
35	10201259	1	MU	New York	NY	Actual/360	4.980%	51,460.00	0.00	0.00	N/A	03/06/29	--	12,400,000.00	12,400,000.00	05/06/25
36	10201260	1	RT	Los Angeles	CA	Actual/360	4.400%	41,388.05	11,790.55	0.00	N/A	03/06/29	--	11,287,649.37	11,275,858.82	05/06/25
37	10201261	1	SS	Various	AL	Actual/360	5.300%	49,035.96	15,379.38	0.00	N/A	03/06/29	--	11,102,481.25	11,087,101.87	05/06/25
38	10201262	1	98	Fairlawn	OH	Actual/360	4.850%	44,458.33	0.00	0.00	N/A	03/06/29	--	11,000,000.00	11,000,000.00	05/06/25
39	10201263	1	RT	Various	Various	Actual/360	4.820%	40,957.10	15,311.52	0.00	N/A	03/01/29	--	10,196,788.71	10,181,477.19	05/01/25
40	10201264	1	RT	New York	NY	Actual/360	5.100%	34,427.90	0.00	0.00	N/A	03/01/29	--	8,100,683.49	8,100,683.49	11/01/23
41	10201265	1	Various Various		Various	Actual/360	4.880%	31,800.41	14,267.11	0.00	N/A	02/06/29	--	7,819,773.98	7,805,506.87	05/06/25
42	10201266	1	RT	The Colony	TX	Actual/360	5.200%	33,565.00	10,912.98	0.00	N/A	03/01/29	--	7,745,769.69	7,734,856.71	05/01/25
43	10201267	1	MU	Brooklyn	NY	Actual/360	5.060%	31,203.33	0.00	0.00	N/A	03/06/29	--	7,400,000.00	7,400,000.00	05/06/25
44	10201268	1	SS	Sugar Land	TX	Actual/360	4.410%	19,661.25	0.00	0.00	N/A	02/06/29	--	5,350,000.00	5,350,000.00	05/06/25
45	10201269	1	RT	Houston	TX	Actual/360	5.050%	15,212.97	6,382.29	0.00	N/A	03/01/29	--	3,614,963.26	3,608,580.97	05/01/25
46	10201270	1	MF	Shreveport	LA	Actual/360	5.180%	14,437.16	5,834.25	0.00	N/A	02/06/29	--	3,344,516.97	3,338,682.72	05/06/25
Totals								4,017,119.92	685,925.69	0.00				983,569,283.21	982,883,357.52
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	55,730,693.00	56,455,111.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	8,007,591.36	3,788,535.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	20,322,010.38	18,300,579.31	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,881,416.15	2,708,263.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	46,452,556.00	51,482,092.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	9,041,959.86	8,848,088.96	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,891,175.44	3,215,538.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,849,469.50	4,347,663.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,922,959.00	2,824,461.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,148,001.00	2,862,865.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,740,750.37	2,767,269.39	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	3,678,730.76	3,453,009.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	3,394,032.06	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,239,589.11	1,295,195.21	01/01/23	09/30/23	07/11/24	0.00	28,689.46	145,661.29	2,304,399.82	608,631.28	0.00
19	1	6,726,703.88	6,379,097.44	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,366,481.19	2,217,992.82	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	886,945.58	950,190.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,692,169.13	2,477,312.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	10,960,133.00	9,547,605.13	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	783,761.00	570,257.16	01/01/23	09/30/23	11/12/24	9,495,263.29	756,298.46	62,225.20	1,791,351.75	0.00	0.00
25	1	7,978,130.00	8,686,677.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,370,410.00	1,687,625.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,691,712.71	1,612,911.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,435,544.75	1,711,514.73	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	3,868,905.19	3,324,121.47	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,126,604.35	1,013,828.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	1,557,960.02	1,372,175.96	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,480,512.93	362,467.49	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,338,854.07	1,243,098.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	692,924.26	801,965.87	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,286,812.54	2,045,658.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	2,228,294.42	2,077,980.18	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,024,802.03	1,048,425.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	954,678.00	926,744.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	649,114.00	276,173.00	01/01/21	06/30/21	11/12/24	6,932,752.24	443,010.67	4,884.04	190,262.83	178,841.81	0.00
41	1	1,092,084.07	828,526.29	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	1,090,498.00	829,926.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	651,893.20	672,299.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	930,348.69	875,560.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	349,876.00	345,071.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		226,123,054.94	219,627,912.47				16,428,015.53	1,227,998.59	212,770.53	4,286,014.40	787,473.09	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	3	52,211,006.36	1	18,397,597.93	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.900974%	4.877935%	45
04/17/25	0	0.00	0	0.00	3	52,273,400.10	1	18,422,832.24	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901072%	4.878030%	46
03/17/25	0	0.00	1	29,963,744.54	3	52,329,343.47	1	18,445,410.61	1	8,100,683.49	1	55,000,000.00	1	10,000.00	0	0.00	4.901160%	4.878115%	47
02/18/25	1	30,025,546.91	0	0.00	3	52,413,637.95	1	18,485,557.33	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901276%	4.878226%	48
01/17/25	0	0.00	0	0.00	3	52,468,973.49	1	18,507,866.79	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901363%	4.878310%	49
12/17/24	0	0.00	0	0.00	3	52,524,068.99	1	18,530,080.61	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901450%	4.878394%	50
11/18/24	0	0.00	0	0.00	3	52,585,148.79	1	18,554,765.20	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901545%	4.878485%	51
10/18/24	0	0.00	0	0.00	3	52,639,740.32	1	18,576,777.96	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.901630%	4.878568%	52
09/17/24	0	0.00	0	0.00	3	52,700,334.46	1	18,601,268.78	1	8,100,683.49	1	24,482,443.80	1	1,826,960.10	0	0.00	4.901724%	4.878658%	53
08/16/24	0	0.00	0	0.00	3	52,754,426.32	1	18,623,082.18	1	8,100,683.49	0	0.00	0	0.00	0	0.00	4.902448%	4.879392%	54
07/17/24	0	0.00	0	0.00	4	79,351,855.35	1	18,644,802.06	1	8,100,683.49	1	26,062,797.97	0	0.00	0	0.00	4.902528%	4.879469%	55
06/17/24	0	0.00	0	0.00	4	79,449,479.17	1	18,669,010.63	1	8,100,683.49	1	26,581,309.16	0	0.00	0	0.00	4.902617%	4.879555%	56
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	10201242	01/06/24	15	6	145,661.29	2,304,399.82	1,027,295.86	26,267,304.83	03/11/24	98
24	10201248	04/01/23	24	6	62,225.20	1,791,351.75	281,303.41	18,969,809.45	07/07/23	2		08/25/23
40	10201264	11/01/23	17	6	4,884.04	190,262.83	526,202.63	8,100,683.49	01/10/22	7			12/05/23
Totals					212,770.53	4,286,014.40	1,834,801.90	53,337,797.77
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,909,892,447	1,805,470,434	51,425,450		52,996,563
49 - 60 Months		0	0	0		0
> 60 Months		55,874,268	55,874,268	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	982,883,358	930,672,351	0	0	25,712,725	26,498,281
Apr-25	983,569,283	931,295,883	0	0	25,749,884	26,523,516
Mar-25	984,188,778	901,895,690	0	29,963,745	25,783,249	26,546,094
Feb-25	985,006,157	902,566,972	30,025,547	0	25,827,397	26,586,241
Jan-25	985,619,210	933,150,236	0	0	25,860,423	26,608,550
Dec-24	986,229,502	933,705,433	0	0	44,423,386	8,100,683
Nov-24	986,900,878	934,315,730	0	0	44,484,465	8,100,683
Oct-24	987,505,405	934,865,665	0	0	44,539,057	8,100,683
Sep-24	988,171,227	935,470,893	0	0	25,998,382	26,701,952
Aug-24	990,588,776	937,834,350	0	0	26,030,661	26,723,766
Jul-24	991,176,704	911,824,849	0	0	52,606,370	26,745,486
Jun-24	991,826,531	912,377,052	0	0	52,679,785	26,769,694
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10201217	60,000,000.00	60,000,000.00	505,000,000.00	10/25/18	3,788,535.00	2.62000	--	12/06/28	I/O
5	10201227	55,000,000.00	55,000,000.00	103,400,000.00	04/11/19	2,708,263.97	1.88000	--	02/06/29	I/O
13	10201236	29,859,817.02	29,859,817.02	63,100,000.00	04/11/19	2,824,461.00	1.78000	--	03/01/29	285
18	10201242	25,712,724.94	26,267,304.83	19,100,000.00	02/12/25	1,295,195.21	0.98000	--	02/06/29	286
24	10201248	18,397,597.93	18,969,809.45	9,600,000.00	01/27/25	570,257.16	0.77000	--	03/01/29	286
40	10201264	8,100,683.49	8,100,683.49	2,400,000.00	03/03/25	276,173.00	1.12000	--	03/01/29	I/O
Totals		197,070,823.38	198,197,614.79	702,600,000.00		11,462,885.34
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	10201217	OF	NY	09/18/24	13
"	5/12/2025

Loan transferred for Imminent Default on 9/18/24. Collateral consists of a 667,446 NRSF, Class A commercial condominium unit ('Property'), which is comprised of office on floors 14 through 41 (638K SF) and ground floor retail

(26K SF) within a 42-story, 888,295 SF Class A office building on a 46,740 SF site. Floors 2 through 11 are a separate, non-collateral condominium unit that is currently occupied by Murray Hill Academy. Loan is currently due for 5/6/25. Borrower initially requested a modification to reduce the interest rate for two years, defer the repayment of these amounts to Maturity, and change the priority of the Cash Management waterfall, but has now withdrawn this request. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. Lender is dual tracking the foreclosure process while monitoring the status of the Property.
"

5	10201227	OF	CA	11/20/24	1
"	5/12/2025

Asset transferred to special servicing effective November 20, 2024 due to Non-monetary Default. Lender and Borrower entered into a forbearance and reinstatement agreement. SS is currently underwriting Borrower's loan assumption request and will provide a recommendation to the Lender in the near term. Lender and Borrower entered into a forbearance and reinstatement agreement that is structured to resolve the ongoing defaults as well as cure the cash management trigger with the execution of the Proposed Leases.
"

13	10201236	OF	CO	03/12/25	9
"	5/12/2025

Loan transferred to special servicing effective 3/3/25, due to Payment Default (all payments excluding Balloon/Maturity). Adequate funds were collected through the lockbox to satisfy debt service and have been applied to bring the loan current. The loan is performing and due for the May payment. Special Servicer processing a consent matter and positioning the loan for a return to master.
"

18	10201242	MF	OH	03/11/24	98
"	5/12/2025	Loan transferred to special servicing effective 3/11/24. The loan is in default and remains past due for the February 2024 payment. An executed PNA is in place.

The receiver was appointed at the property, effective 10/17/24, and is diligently addressing the the various condition issues at the property. SS obtained Lender's approval to allow the receiver to conduct repairs on units that have minor condition issues as it continues to evaluate all options in an effort to maximize recover y on the Loan. The work is expected to be completed by end of May. Effective 6/28/24, the parties entered into a 90-day forbearance through 9/30/24 to forbear from any remedies available to Lender as a result of Existing Defaults.
"

24	10201248	OF	CA	07/07/23	2
"	5/12/2025

Loan transferred to Special Servicing on 07/7/2023 due to payment default. Borrower consented to the appointment of a receiver and the receivership was granted on 11.3.23. The receiver has engaged a local third-party leasing and property management company. Special Servicer is dual tracking the DPO offer from Borrower with a non-judicial foreclosure of the property.
"

40	10201264	RT	NY	01/10/22	7
"	5/12/2025

Newmark was engaged to market the REO property through a traditional sales process. After receiving significant interest and multiple offers, a purchase and sale agreement has been fully negotiated with a prospective third-party buyer. The transaction is currently in the final stages of closing.

.
"

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1 Property Type Codes			2 Resolution Strategy Code
HC - Health Care	MU - Mixed Use	WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family	SS - Self Storage	LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail	SF - Single Family Rental	98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial	OF - Office	MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10201227	1 0.00	5.15000%	0.00	5.15000%	10	01/21/25	12/31/24	01/21/25
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	01/05/21	01/05/21	09/13/21
8	10201230	1 0.00	5.34000%	0.00	5.34000%	8	09/13/21	01/05/21	01/05/21
16	10201239	1 0.00	5.25000%	0.00	5.25000%	8	09/05/24	09/05/24	09/05/24
17	10201241	1 0.00	4.84000%	0.00	4.84000%	8	05/31/24	05/31/24	05/31/24
18	10201242	1 0.00	5.10000%	0.00	5.10000%	10	06/28/24	06/28/24	06/28/24
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	06/04/20	06/04/20	04/06/20
27	10201251	1 0.00	5.40000%	0.00	5.40000%	10	04/06/20	06/04/20	06/04/20
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	04/11/22	02/11/22	02/11/22
32	10201256	1 0.00	4.85000%	0.00	4.85000%	8	02/11/22	02/11/22	04/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,232.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,449.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,364.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,838.09	0.00	0.00	39,524.04	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	29,435.31	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,434.72	0.00	1,449.49	68,959.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		101,843.56

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the EU Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EURisk Retention Special Notices" tab for the Hudson Yards 2019-30HY

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party'scompliance with the EU Retention Covenant and the EU Hedging Covenant under the EU Retention Rules. Investors should refer to the

Certificate Administrator's website for all suchinformation.Disclosable Special Servicer Fees would be disclosed here.

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